Stock-Based Compensation (Summary of Information Related to Stock Acquisition Rights) (Detail) - ¥ / shares		1 Months Ended	12 Months Ended
		Jul. 31, 2009	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares Initially granted		18,000,000
Stock Options Fiscal 2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start			Jul. 18, 2010
Exercise period, range end			Jun. 24, 2018
Number of shares Initially granted	[1]		1,479,000
Exercise Price	[1]		¥ 1,689

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.